Organization, Business Operations and Liquidity	9 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Business Operations and Liquidity
NOTE 1 — ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Organization and General
Hyperliquid Strategies Inc (the “Company” or “HSI”), a Delaware corporation, is a digital asset treasury company with a focus on building, managing, and optimizing its treasury with HYPE digital assets. The Company was created on July 2, 2025. In August 2025, the Company incorporated a wholly owned entity in the Cayman Islands, Rorschach Cayman LLC. The Company owns all of the equity and has unilateral control over Rorschach Cayman LLC (“Rorschach Cayman”) and as such consolidates the entity under ASC 810, “
Consolidations
.” The Company has selected June 30 as its fiscal year end.
On July 11, 2025, Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), the Company, Rorschach I LLC (“Rorschach”), Sonnet Merger Sub Inc., and Rorschach Merger Sub LLC, entered into a Business Combination Agreement (as subsequently amended, the “BCA”) pursuant to which, subject to the terms and conditions contained in the BCA, (i) Rorschach Merger Sub LLC would merge with and into Rorschach (the “Rorschach Merger”) with Rorschach surviving the Rorschach Merger as a direct wholly owned subsidiary of the Company and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub Inc. would merge with and into Sonnet (the “Sonnet Merger”), with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of the Company.
On December 2, 2025, the closing of the transactions contemplated by the BCA was completed (the “Closing,” and such date, the “Closing Date”). Prior to the Closing, Rorschach owned 100% of the Company. The combination of Rorschach and HSI was accounted for as a reverse recapitalization (the “Reverse Recapitalization”), with Rorschach surviving as the accounting acquirer. Under the Reverse Recapitalization, the assets and liabilities of HSI were recorded at historical cost. No goodwill or intangible assets were recognized. Consequently, the condensed consolidated financial statements of the Company reflect the operations of Rorschach for accounting purposes, and together with the financial position and results of operations of HSI and Sonnet subsequent to the Closing Date.
The overall business combination of the Company, Rorschach and Sonnet was a strategic realignment of HSI as a blockchain-focused entity. Refer to Note 5 for additional information on the Company’s Reverse Recapitalization and the Company’s acquisition of Sonnet, the latter of which was accounted for as an asset acquisition under ASC 805, “
Business Combinations
.”
On March 31, 2026, the Company entered into an asset purchase agreement (the “APA”) with Guidant Bio Therapeutics Inc. (“Guidant”). In connection with the closing of the transactions contemplated by the APA on that date, the Company transferred $1.325 million in cash, various developmental assets and patents related to its tumor delivery platforms, certain employees and its Australian subsidiary to Guidant, and provided a deferred purchase price of $1.0 million subsequent to the execution of the APA, payable at the earlier of 30 days following the closing date or the execution of definitive investment agreements between the Company and Guidant, which is included within “other current liabilities” as of March 31, 2026 on the Company’s condensed consolidated balance sheets. In exchange, the Company received a 40% common stock interest in Guidant. In connection with the APA, the Company engaged Guidant under a transaction services agreement (the “TSA”) to provide services to the Company for fees of $0.175 million, paid at the closing of the APA. As a result of the APA, the Company accounted for its investment in Guidant in accordance with ASC 323,
Investments—Equity Method and Joint Ventures
as of March 31, 2026.
The Company’s primary focus is building, managing, and optimizing its treasury with HYPE tokens, which are the native digital assets of the Hyperliquid
Layer-1
blockchain.
HSI’s Common Stock is listed on the Nasdaq stock exchange under the ticker symbol “PURR” and began trading on December 3, 2025; on the same day, Sonnet’s Common Stock ceased to trade.
Liquidity and Going Concern Considerations
Under Accounting Standards Codification (“ASC”) Subtopic
205-40,
“Presentation of Financial Statements—Going Concern”,
the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet future financial obligations as they become due within one year after the date that these financial statements are issued. Since the Company’s inception, it has had a history of recurring net losses from operations and working capital deficits.
As disclosed in the June 30, 2025 financial statements of Rorschach, there was substantial doubt about the ability of Rorschach to continue as a going concern for at least one year from the date the financial statements were issued. This was based on Rorschach having insufficient funds to pay its liabilities, absent any additional funding, which obtaining such funding was uncertain. During the nine months ended March 31, 2026, the Company raised significant capital through the Closing PIPE financing and entered into the Equity Facility, as such terms are defined and further described in Note 10, which has alleviated the substantial doubt about the Company’s ability to continue as a going concern.
Based on the Company’s current financial condition and forecast of cash flow needs for the next twelve months, Management expects that the Company’s existing resources will be sufficient to enable the Company to fund its anticipated level of operations through one year from the date these interim financial statements were issued.
The Company plans to continue to pursue additional methods to obtain funding for working capital in the future, however, such funding may not be available to the Company. Although management believes that such capital sources will continue to be available, there can be no assurances that additional working capital will be available to the Company when needed, or if available, on terms acceptable to the Company. If the Company is unable to obtain capital on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited, which may adversely affect the Com pany’s
business
plans.
Risks and Uncertainties
The Company’s financial condition is substantially dependent on the market price and liquidity of HYPE tokens, which are subject to extreme volatility and limited trading venues. Additionally, the Company’s HYPE tokens are held with a single custodian, and therefore the ability to access the HYPE tokens is driven by the custodian’s ability to comply with contractual requirements. The Company’s treasury assets are concentrated in cash and HYPE tokens, the native cryptocurrency of the Hyperliquid Layer 1 blockchain. HYPE tokens have experienced significant price volatility, and the Company’s financial results and carrying value of its HYPE tokens will fluctuate materially based on HYPE token price movements. The Company depends on the success and adoption of the Hyperliquid Layer 1 blockchain for the value of its treasury holdings in HYPE tokens.